Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Wireless Portfolio
May 31, 2024
WIR-NPRT1-0724
1.802194.120
Common Stocks - 99.7%
	Shares	Value ($)
Broadline Retail - 3.0%
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	53,300	9,404,252
Communications Equipment - 7.1%
Communications Equipment - 7.1%
Motorola Solutions, Inc.	39,668	14,475,250
Nokia Corp. sponsored ADR	799,800	3,119,220
Telefonaktiebolaget LM Ericsson:
(B Shares)	175,500	1,081,355
(B Shares) sponsored ADR (b)	458,600	2,815,804
ViaSat, Inc. (a)(b)	63,901	1,079,288
		22,570,917
Diversified Telecommunication Services - 19.4%
Alternative Carriers - 2.9%
GCI Liberty, Inc. Class A (Escrow) (c)	112,300	1
Iridium Communications, Inc.	49,900	1,502,489
Liberty Global Ltd. Class A	336,600	5,611,122
Liberty Latin America Ltd. Class C (a)	222,000	2,013,540
		9,127,152
Integrated Telecommunication Services - 16.5%
AT&T, Inc.	1,793,000	32,668,460
Cellnex Telecom SA (d)	80,015	2,922,953
Orange SA ADR (b)	616,400	7,242,700
Shenandoah Telecommunications Co.	300	5,643
Telefonica SA sponsored ADR (b)	683,049	3,155,686
Verizon Communications, Inc.	166,401	6,847,401
		52,842,843
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		61,969,995
Entertainment - 2.4%
Movies & Entertainment - 2.4%
Spotify Technology SA (a)	26,300	7,805,314
Equity Real Estate Investment Trusts (REITs) - 9.5%
Telecom Tower REITs - 9.5%
American Tower Corp.	126,392	24,739,970
Crown Castle, Inc.	12,901	1,322,353
SBA Communications Corp. Class A	21,800	4,287,624
		30,349,947
Ground Transportation - 1.4%
Passenger Ground Transportation - 1.4%
Uber Technologies, Inc. (a)	68,500	4,422,360
Interactive Media & Services - 7.5%
Interactive Media & Services - 7.5%
Bumble, Inc. (a)	282,500	3,305,250
Match Group, Inc. (a)	19,100	585,033
Meta Platforms, Inc. Class A	29,400	13,724,802
Pinterest, Inc. Class A (a)	38,200	1,584,918
Snap, Inc. Class A (a)	315,200	4,734,304
		23,934,307
IT Services - 0.5%
Internet Services & Infrastructure - 0.5%
Shopify, Inc. Class A (a)	26,600	1,573,390
Media - 0.0%
Advertising - 0.0%
Ibotta, Inc.	100	9,713
Oil, Gas & Consumable Fuels - 1.2%
Oil & Gas Refining & Marketing - 1.2%
Reliance Industries Ltd.	113,800	3,900,803
Semiconductors & Semiconductor Equipment - 20.9%
Semiconductors - 20.9%
Marvell Technology, Inc.	327,200	22,514,632
NXP Semiconductors NV	26,100	7,101,810
Qorvo, Inc. (a)	69,200	6,808,588
Qualcomm, Inc.	113,950	23,251,498
STMicroelectronics NV (depository receipt) (b)	166,800	7,000,596
		66,677,124
Software - 1.8%
Application Software - 1.8%
LivePerson, Inc. (a)(b)	84,000	57,658
RingCentral, Inc. (a)	166,400	5,690,880
		5,748,538
Technology Hardware, Storage & Peripherals - 14.2%
Technology Hardware, Storage & Peripherals - 14.2%
Apple, Inc.	198,520	38,165,470
Samsung Electronics Co. Ltd.	136,710	7,252,581
		45,418,051
Wireless Telecommunication Services - 10.8%
Wireless Telecommunication Services - 10.8%
Rogers Communications, Inc. Class B (non-vtg.)	177,900	7,188,050
Spok Holdings, Inc.	1	15
T-Mobile U.S., Inc.	85,116	14,891,895
U.S. Cellular Corp. (a)	177,600	9,849,696
Vodafone Group PLC sponsored ADR	278,781	2,681,873
		34,611,529
TOTAL COMMON STOCKS (Cost $222,255,346)		318,396,240

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,276,437	1,276,692
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	11,574,348	11,575,505
TOTAL MONEY MARKET FUNDS (Cost $12,852,197)		12,852,197

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $235,107,543)	331,248,437
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(11,716,878)
NET ASSETS - 100.0%	319,531,559

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,922,953 or 0.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	29,323,085	28,046,427	28,235	34	-	1,276,692	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	13,115,605	58,046,477	59,586,577	7,470	-	-	11,575,505	0.0%
Total	13,115,605	87,369,562	87,633,004	35,705	34	-	12,852,197

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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